CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A Common Stock	Class B Common Stock	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 58	$ 450	$ (9,310,329)	$ (9,309,821)
Balance (in Shares) at Dec. 31, 2021	583,723	4,500,528
Remeasurement of Class A common stock to redemption value			(5,016,618)	(5,016,618)
Net income (loss)			7,193,270	7,193,270
Balance at Dec. 31, 2022	$ 58	$ 450	(7,133,678)	(7,133,170)
Balance (in Shares) at Dec. 31, 2022	583,723	4,500,528
Conversion of Class B to Class A common stock	$ 213	$ (213)
Conversion of Class B to Class A common stock (in Shares)	2,128,715	(2,128,715)
Finance cost of shares to be issued under non-redemption agreements			879,900	879,900
Contribution from Sponsor of shares to be issued under non-redemption agreements			(879,900)	(879,900)
Excise tax on redemption of Class A common stock			(265,380)	(265,380)
Remeasurement of Class A common stock to redemption value			(1,496,092)	(1,496,092)
Net income (loss)			(960,090)	(960,090)
Balance at Dec. 31, 2023	$ 271	$ 237	$ (9,855,240)	$ (9,854,732)
Balance (in Shares) at Dec. 31, 2023	2,712,438	2,371,813